Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowance for deferred income tax assets, allowance for doubtful accounts, inventory valuation, useful lives for property and equipment, impairment of long-lived assets and identified intangible assets, allowances for sales adjustments, pension and uncertain tax liabilities, contingencies and stock-based compensation.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, short-term investments and accounts receivable.  Cash is deposited with high credit quality financial institutions.  For cash equivalents and short-term investments, the Company invests primarily in time deposits and debt securities with high credit quality.  For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts based upon a review of the expected collectability of individual accounts.

Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, and notes and accounts payable. The carrying amounts approximate the fair value due to the short-term maturity of those instruments.  Fair value of available-for-sale investments including short-term investments and long-term investments is based on quoted market prices.  Long-term investments in private company equity securities are accounted for under the cost method because the Company does not exercise significant influence over the entities.  The Company evaluates related information including operating performance, subsequent rounds of financing, advanced product development and related business plan in determining the fair value of these investments and whether an other-than-temporary decline in value exists.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of not more than three months when purchased to be cash equivalents.  Investments with maturities of more than three months are classified as short-term investments.

Restricted Cash

The Company classifies deposits made for customs and cash pledged to a bank for the issuance of letters of credit as restricted cash.  The deposits are classified as current assets if refundable within a twelve-month period from the balance sheet date.

Short-term Investments

The Company maintains its excess cash in time deposits, government, corporate, or other agency bonds issued with high credit ratings.  The specific identification method is used to determine the cost of securities sold, with realized gains and losses reflected in non-operating income and expenses.  As of December 31, 2013, all the above-mentioned investments except for time deposits were classified as available-for-sale securities and were recorded at fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary.  Unrealized losses are recorded as a charge to income when deemed other-than-temporary.  There were no available-for-sale securities as of December 31, 2014.

Investment transactions are recorded on the trade date.

Inventories

Inventories are stated at the lower of standard cost or market value.  The cost of inventories comprises cost of purchasing raw materials and where applicable, those overheads that have been incurred in bringing the inventories to their present location and condition.  Cost is determined on a currently adjusted standard basis, which approximates actual cost on a first-in, first-out basis. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions and writes down inventory as needed.

Long-term Investments

Long-term investments in private companies over which the Company does not exercise significant influence are accounted for under the cost method. Management evaluates related information in determining whether an other-than-temporary decline in value exists.  Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the investment. The list is not all-inclusive and management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists.

Long-term investments in listed companies are classified as available-for-sale securities and are recorded at fair value.  Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary.  Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Major additions and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed on a straight-line basis over estimated service lives that range as follows: buildings - 35 to 49.7 years, equipment - 3 to 10 years, furniture and fixtures - 3 to 9 years, leasehold improvements - the shorter of the estimated useful life or the lease term, which is 2 to 6 years, and transportation equipment - 5 years.

Long-lived Asset Impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable.  The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from the asset is separately identifiable and is less than the carrying value.  If impairment occurs, a loss based on the excess of the carrying value over the fair value of the long-lived asset is recognized.  Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate.

Identified Intangible Assets

Intellectual property assets primarily represent customer relationship, tradename, and developed technologies acquired, and are recorded based on a purchase price allocation analysis on the fair value of the assets acquired. The Company amortizes acquired intangible assets using straight-line method over the estimated life ranging from 3 to 10 years.

The intangible assets, subject to amortization, are reviewed for impairment whenever circumstances indicate that the useful life is shorter than the Company had originally estimated or that the carrying amount of assets may not be recoverable.  If such facts and circumstances exist, the Company assesses the recoverability of identified intangible assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.  The Company determines the fair value using the income approach which includes the discounted cash flow and other economic factors as inputs.

Treasury Stock

The Company may retire ordinary shares repurchased under a share repurchase plan.  Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased.  The Company may also determine not to retire ordinary shares repurchased for the purpose of reissuing them upon exercise of stock option, Employee Stock Purchase Plan, and release of restricted stock units (“RSUs”).  The reissue cost of shares repurchased is determined by the moving average method.  A repurchase of ADS is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Revenue Recognition

Revenue from product sales to customers, other than distributors, is recognized at the time of shipment and when title and right of ownership transfers to customers.  The four criteria for revenue being realized and earned are the existence of evidence of sale, actual shipment, fixed or determinable selling price, and reasonable assurance of collectability.

Allowances for sales returns and discounts are provided at the time of the recognition of the related revenues on the basis of experience and these provisions are deducted from sales.

In certain limited instances, the Company sells its products through distributors.  The Company has limited control over these distributors’ selling of products to third parties.  Accordingly, the Company recognizes revenue on sales to distributors when the distributors sell the Company’s products to third parties.  Thus, products held by distributors are included in the Company’s inventory balance.

Freight Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are recorded as revenue in the consolidated statements of operations and comprehensive income.  Shipping and handling costs are charged to cost of sales as incurred.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge and intellectual property that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes.  All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Advertising Expenses

The Company expenses all advertising and promotional costs as incurred.  These costs were approximately $948,000, $1,349,000, and $1,203,000 in 2014, 2013, and 2012, respectively.  A portion of these costs was for advertising, which approximately amounted to $205,000, $297,000, and $272,000 in 2014, 2013, and 2012, respectively.

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ pension accounts.  For employees under defined benefit pension plans, pension costs are recorded based on the actuarial calculation.

Government Grants

Government grants received by the Company to assist with specific research and development activities are recognized as non-operating income. If the Company has an obligation to repay any of the funds provided by government grants regardless of the outcome of the research and development, the Company will estimate that obligation and recognize the amount as a liability.

Income Tax

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the relevant years.  Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards.  The Company believes that uncertainty exists regarding the realization of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realization is not deemed to be more likely than not.  Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any.  The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Stock-based Compensation

The Company grants stock options to its employees and certain non-employees and estimates the fair value of share-based payment awards on the date of grant using an option-pricing model.  The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods.  The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant.  The Company also grants RSUs to its employees and the RSUs are measured based on the fair market value of the underlying stock on the date of grant.

Foreign Currency Transactions

The functional currency is the local currency of the respective entities.  Foreign currency transactions are recorded at the rate of exchange in effect when the transaction occurs.  Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement.  At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the US dollar.  Accordingly, the financial statements of the foreign subsidiaries are translated into US dollars at the following exchange rates: assets and liabilities - current rate on balance sheet date; shareholders’ equity - historical rate; income and expenses - weighted average rate during the year.  The resulting translation adjustment is recorded as a separate component of shareholders’ equity.

Comprehensive Income (Loss)

Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources.

Legal Contingencies

The Company is currently involved in various claims and legal proceedings.  Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure.  If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss.  In view of uncertainties related to these matters, accruals are based only on the best information available at the time.  As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate.  Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

As part of its standard terms and conditions, the Company offers limited indemnification to third parties with whom it enters into contractual relationships, including customers; however, it is not possible to determine the range of the amount of potential liability under these indemnification obligations due to the lack of prior indemnification claims.  These indemnifications typically hold third parties harmless against specified losses, such as those arising from a breach of representation or covenant, or other third party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third parties.  These indemnifications are triggered by any claim of infringement of intellectual property rights brought by a third party with respect to the Company’s products.  The terms of these indemnifications may not be waived or amended except by written notice signed by both parties, and may only be terminated with respect to the Company’s products.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standard Board (“FASB”) issued an accounting update, which provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date. The guidance requires an entity to measure such obligations as the sum of the amount that the reporting entity agreed to pay on the basis of its arrangement among its co-obligors plus additional amounts the reporting entity expects to pay on behalf of its co-obligors. The new guidance is effective for fiscal years beginning after December 15, 2013. The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or cash flows.

In March 2013, the FASB issued an accounting update that amended guidance on a parent’s accounting for the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. This guidance requires that the parent release any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The guidance is effective for fiscal years beginning after December 15, 2013. The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or cash flows.

In July 2013, the FASB issued an accounting update, which creates new guidance regarding the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Under certain circumstances, unrecognized tax benefits should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. The guidance is effective for fiscal years beginning after December 15, 2013 and early adoption is permitted.  The adoption of this guidance did not have a material impact on the Company’s financial statement disclosures since the Company did not have any unrecognized tax benefits.

In April 2014, the FASB issued an accounting update, which changes the criteria for reporting discontinued operations for all public and nonpublic entities. The guidance requires only disposals that represent a strategic shift that has (or will have) a major effect on the entity’s results and operations would qualify as discontinued operations. The guidance also requires entities 1) to expand their disclosures about discontinued operations to include more information about assets, liabilities, income, and expenses and 2) to disclose the pre-tax income attributable to a disposal of “of an individually significant component of an entity that does not qualify for discontinued operations presentation in the financial statements.” The guidance is effective for fiscal years beginning after December 15, 2014 and early adoption is prohibited. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flow.

In May 2014, the FASB issued a new standard related to revenue recognition. Under the new standard, recognition of revenue occurs when a customer obtains control of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard is effective for fiscal years beginning after December 15, 2016 and early adoption is prohibited. The new guidance is required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial application. The Company has not yet selected a transition method nor has it determined the impact of the new standard on the Company’s consolidated financial statements.

In June 2014, the FASB issued an accounting update, which clarifies the accounting for share-based payments. The guidance requires that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. The guidance is effective for fiscal years beginning after December 15, 2015 and early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flow.

In August 2014, the FASB issued new standard related to the presentation of financial statements when there may be conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern. This standard sets forth management’s responsibility to evaluate, each reporting period, whether there is substantial doubt about our ability to continue as a going concern, and if so, to provide related footnote disclosures. The standard is effective for fiscal years beginning after December 15, 2016 and early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flow.

In February 2015, the FASB issued an accounting update to amend the consolidation analysis. All legal entities are subject to reevaluation under the revised consolidation model. The amendment is effective for fiscal years beginning after December 15, 2015 and early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company’s results of operations, financial position or cash flow.